Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net revenue	$ 293		$ 135
Cost of goods sold
Gross profit	293		135
Operating expenses
Research and development	2,431	1,697	9,105	5,973
General and administrative	1,684	2,253	8,872	8,237
Total operating expenses	4,115	3,950	17,977	14,210
Loss from operations	(3,822)	(3,950)	(17,842)	(14,210)
Other income (expense)
Interest income	48		101
Interest expense	(11)	(143)	(244)	(1,081)
Change in fair value of convertible notes		(5,758)	(6,145)	(5,380)
Change in fair value of liability classified warrants	16	(2,846)	(697)	545
Change in the fair value of the forward purchase agreement derivative liability				(1,308)
Loss on extinguishment of convertible notes				(4,949)
Other income				151
Total other income (expense), net	53	(8,747)	(6,985)	(12,022)
Loss before provision for income taxes	(3,769)	(12,697)	(24,827)	(26,232)
Provision for income taxes	3		3
Net loss	$ (3,772)	$ (12,697)	$ (24,830)	$ (26,232)
Net loss per share of common stock, basic (in Dollars per share)	$ (0.44)	$ (4.73)	$ (6.63)	$ (30.26)
Net loss per share of common stock, diluted (in Dollars per share)	$ (0.44)	$ (4.73)	$ (6.63)	$ (30.26)
Weighted-average shares outstanding, basic (in Shares)	8,617,932	2,684,243	3,743,554	866,813
Weighted-average shares outstanding, diluted (in Shares)	8,617,932	2,684,243	3,743,554	866,813